UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07899 and 811-07885

Name of Fund: BlackRock S&P 500 Index Fund of BlackRock Index Funds, Inc. and Master S&P 500 Index Series of Quantitative Master Series LLC

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock S&P 500 Index Fund of BlackRock Index Funds, Inc. and Master S&P 500 Index Series of Quantitative Master Series LLC, 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2009

Date of reporting period: 09/30/2009

Item 1 – Schedule of Investments

BlackRock S&P 500 Index Fund of BlackRock Index Funds, Inc.

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Mutual Fund	Value

Master S&P 500 Index Series of Quantitative Master Series LLC	$1,610,705,164

Total Investments (Cost - $1,436,515,544) - 100.1%	1,610,705,164
Liabilities in Excess of Other Assets - (0.1)%	(960,041)

Net Assets - 100.0%	$1,609,745,123

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2009, the Fund’s investment in the Fund was classified as Level 2. The Fund believes more relevant disclosure regarding fair value measurements relate to the Fund, which can be found in Fund’s most recent financial statements as contained in its semi-annual report.

Master S&P 500 Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Aerospace & Defense - 2.8%	Boeing Co. (a)	168,361	$9,116,748
	General Dynamics Corp.	90,657	5,856,442
	Goodrich Corp.	29,149	1,583,957
	Honeywell International, Inc.	173,374	6,440,844
	ITT Corp.	43,982	2,293,661
	L-3 Communications Holdings, Inc.	27,367	2,198,117
	Lockheed Martin Corp.	74,251	5,797,518
	Northrop Grumman Corp.	76,162	3,941,384
	Precision Castparts Corp.	33,000	3,361,710
	Raytheon Co.	88,883	4,263,718
	Rockwell Collins, Inc.	38,216	1,941,373
	United Technologies Corp.	220,611	13,441,828

			60,237,300

Air Freight & Logistics - 1.0%	C.H. Robinson Worldwide, Inc.	39,892	2,303,763
	Expeditors International Washington, Inc.	50,000	1,757,500
	FedEx Corp.	71,756	5,397,486
	United Parcel Service, Inc., Class B	235,087	13,275,363

			22,734,112

Airlines - 0.1%	Southwest Airlines Co. (a)	178,870	1,717,152

Auto Components - 0.2%	The Goodyear Tire & Rubber Co. (b)	56,983	970,420
	Johnson Controls, Inc.	139,970	3,577,633

			4,548,053

Automobiles - 0.3%	Ford Motor Co. (a)(b)	756,074	5,451,294
	Harley-Davidson, Inc. (a)	55,229	1,270,267

			6,721,561

Beverages - 2.7%	Brown-Forman Corp., Class B	23,691	1,142,380
	The Coca-Cola Co.	543,283	29,174,297
	Coca-Cola Enterprises, Inc.	76,723	1,642,639
	Constellation Brands, Inc., Class A (b)	46,156	699,263
	Dr. Pepper Snapple Group, Inc. (b)	60,100	1,727,875
	Molson Coors Brewing Co., Class B	36,000	1,752,480
	Pepsi Bottling Group, Inc.	32,173	1,172,384
	PepsiCo, Inc.	366,424	21,494,432

			58,805,750

Biotechnology - 1.7%	Amgen, Inc. (b)	238,040	14,337,149
	Biogen Idec, Inc. (b)	67,922	3,431,419
	Celgene Corp. (b)	108,336	6,055,982
	Cephalon, Inc. (a)(b)	16,400	955,136
	Genzyme Corp. (b)	61,723	3,501,546
	Gilead Sciences, Inc. (b)	211,982	9,874,122

			38,155,354

Building Products - 0.0%	Masco Corp.	84,507	1,091,830

Capital Markets - 3.1%	Ameriprise Financial, Inc.	61,273	2,226,048
	The Bank of New York Mellon Corp.	281,377	8,157,119
	The Charles Schwab Corp.	220,994	4,232,035
	E*Trade Financial Corp. (a)(b)	257,782	451,119
	Federated Investors, Inc., Class B	21,348	562,947
	Franklin Resources, Inc.	35,522	3,573,513
	The Goldman Sachs Group, Inc.	119,843	22,093,057
	Invesco Ltd. - ADR	99,700	2,269,172
	Janus Capital Group, Inc.	40,532	574,744
	Legg Mason, Inc.	38,854	1,205,640

Master S&P 500 Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Morgan Stanley (a)	318,633	$9,839,387
	Northern Trust Corp.	56,761	3,301,220
	State Street Corp.	116,215	6,112,909
	T. Rowe Price Group, Inc. (a)	61,040	2,789,528

			67,388,438

Chemicals - 2.0%	Air Products & Chemicals, Inc.	49,418	3,833,849
	Airgas, Inc.	19,200	928,704
	CF Industries Holdings, Inc.	11,400	983,022
	The Dow Chemical Co.	265,353	6,917,753
	E.I. du Pont de Nemours & Co.	212,737	6,837,367
	Eastman Chemical Co.	17,562	940,269
	Ecolab, Inc.	53,095	2,454,582
	FMC Corp.	17,300	973,125
	International Flavors & Fragrances, Inc.	18,564	704,133
	Monsanto Co.	127,972	9,905,033
	PPG Industries, Inc.	38,647	2,249,642
	Praxair, Inc.	72,357	5,910,843
	Sigma-Aldrich Corp.	30,345	1,638,023

			44,276,345

Commercial Banks - 2.8%	BB&T Corp. (a)	158,596	4,320,155
	Comerica, Inc.	35,643	1,057,528
	Fifth Third Bancorp	181,297	1,836,539
	First Horizon National Corp. (b)	51,999	687,945
	Huntington Bancshares, Inc.	157,729	742,904
	KeyCorp	202,682	1,317,433
	M&T Bank Corp. (a)	18,666	1,163,265
	Marshall & Ilsley Corp.	84,321	680,470
	The PNC Financial Services Group, Inc. (c)	108,239	5,259,333
	Regions Financial Corp., (a)	271,748	1,687,555
	SunTrust Banks, Inc.	114,411	2,579,968
	U.S. Bancorp	448,211	9,797,892
	Wells Fargo & Co.	1,097,847	30,937,328
	Zions Bancorporation (a)	27,430	492,917

			62,561,232

Commercial Services & Supplies - 0.5%	Avery Dennison Corp.	25,112	904,283
	Cintas Corp.	31,897	966,798
	Iron Mountain, Inc. (b)	43,500	1,159,710
	Pitney Bowes, Inc.	49,862	1,239,071
	R.R. Donnelley & Sons Co.	48,522	1,031,578
	Republic Services, Inc., Class A	77,699	2,064,462
	Stericycle, Inc. (b)	20,300	983,535
	Waste Management, Inc.	115,795	3,453,007

			11,802,444

Communications Equipment - 2.7%	Ciena Corp. (b)	23,801	387,480
	Cisco Systems, Inc. (b)	1,352,804	31,845,006
	Harris Corp.	32,600	1,225,760
	JDS Uniphase Corp. (b)	52,272	371,654
	Juniper Networks, Inc. (b)	121,583	3,285,173
	Motorola, Inc.	543,208	4,666,157
	QUALCOMM, Inc.	389,701	17,528,751
	Tellabs, Inc. (b)	94,384	653,137

			59,963,118

Master S&P 500 Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Computers & Peripherals - 5.7%	Apple, Inc. (b)	210,003	$38,928,256
	Dell, Inc. (b)	406,221	6,198,932
	EMC Corp. (b)	468,538	7,983,888
	Hewlett-Packard Co.	555,811	26,239,837
	International Business Machines Corp.	307,291	36,755,077
	Lexmark International, Inc., Class A (b)	18,444	397,284
	NetApp, Inc. (b)	75,500	2,014,340
	QLogic Corp. (b)	27,881	479,553
	SanDisk Corp. (b)	54,047	1,172,820
	Sun Microsystems, Inc. (b)	178,632	1,623,765
	Teradata Corp. (b)	42,600	1,172,352
	Western Digital Corp. (b)	50,800	1,855,724

			124,821,828

Construction & Engineering - 0.2%	Fluor Corp.	42,336	2,152,786
	Jacobs Engineering Group, Inc. (b)	29,000	1,332,550
	Quanta Services, Inc. (b)	47,100	1,042,323

			4,527,659

Construction Materials - 0.1%	Vulcan Materials Co. (a)	29,272	1,582,737

Consumer Finance - 0.7%	American Express Co.	279,174	9,463,999
	Capital One Financial Corp.	105,819	3,780,913
	Discover Financial Services, Inc.	129,166	2,096,364
	SLM Corp. (b)	112,973	985,125

			16,326,401

Containers & Packaging - 0.2%	Ball Corp.	22,133	1,088,944
	Bemis Co.	23,730	614,844
	Owens-Illinois, Inc. (b)	40,400	1,490,760
	Pactiv Corp. (b)	31,689	825,498
	Sealed Air Corp.	37,387	733,907

			4,753,953

Distributors - 0.1%	Genuine Parts Co.	38,597	1,469,002

Diversified Consumer Services - 0.2%	Apollo Group, Inc., Class A (b)	28,531	2,101,879
	DeVry, Inc.	14,900	824,268
	H&R Block, Inc.	81,936	1,505,984

			4,432,131

Diversified Financial Services - 4.5%	Bank of America Corp.	2,028,252	34,318,024
	CME Group, Inc.	15,329	4,724,245
	Citigroup, Inc.	3,057,379	14,797,714
	IntercontinentalExchange, Inc. (b)	17,100	1,661,949
	JPMorgan Chase & Co.	921,847	40,395,336
	Leucadia National Corp.	42,900	1,060,488
	Moody’s Corp. (a)	44,955	919,779
	The NASDAQ Stock Market, Inc. (b)	33,000	694,650
	NYSE Euronext	61,800	1,785,402

			100,357,587

Diversified Telecommunication Services - 2.8%	AT&T Inc.	1,383,091	37,357,288
	CenturyTel, Inc.	66,756	2,243,002
	Frontier Communications Corp.	73,804	556,482
	Qwest Communications International Inc. (a)	350,526	1,335,504
	Verizon Communications, Inc.	665,857	20,155,491
	Windstream Corp. (a)	106,840	1,082,289

			62,730,056

Master S&P 500 Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Electric Utilities - 2.1%	Allegheny Energy, Inc.	41,518	$1,101,057
	American Electric Power Co., Inc.	109,555	3,395,109
	Duke Energy Corp.	302,934	4,768,181
	Edison International	76,747	2,577,164
	Entergy Corp.	45,470	3,631,234
	Exelon Corp.	155,011	7,691,646
	FPL Group, Inc.	96,764	5,344,276
	FirstEnergy Corp.	71,734	3,279,678
	Northeast Utilities Inc.	37,895	899,627
	PPL Corp.	88,969	2,699,319
	Pepco Holdings, Inc.	54,784	815,186
	Pinnacle West Capital Corp.	25,258	828,968
	Progress Energy, Inc.	67,060	2,619,364
	The Southern Co.	184,200	5,833,614

			45,484,423

Electrical Equipment - 0.4%	Emerson Electric Co.	173,330	6,947,066
	Rockwell Automation, Inc.	34,311	1,461,649

			8,408,715

Electronic Equipment, Instruments & Components - 0.5%	Agilent Technologies, Inc. (b)	83,749	2,330,735
	Amphenol Corp., Class A	41,700	1,571,256
	Corning, Inc.	365,749	5,599,617
	Flir Systems, Inc. (b)	33,900	948,183
	Jabil Circuit, Inc.	49,086	658,243
	Molex, Inc.	33,440	698,227

			11,806,261

Energy Equipment & Services - 1.9%	BJ Services Co.	68,633	1,333,539
	Baker Hughes, Inc. (a)	70,945	3,026,514
	Cameron International Corp. (b)	51,100	1,932,602
	Diamond Offshore Drilling, Inc. (a)	15,100	1,442,352
	ENSCO International, Inc.	33,409	1,421,219
	FMC Technologies, Inc. (b)	30,200	1,577,648
	Halliburton Co.	207,751	5,634,207
	Nabors Industries Ltd. (b)	66,579	1,391,501
	National Oilwell Varco, Inc. (b)	98,490	4,247,874
	Rowan Cos., Inc.	26,540	612,278
	Schlumberger Ltd.	281,590	16,782,764
	Smith International, Inc.	51,601	1,480,949

			40,883,447

Food & Staples Retailing - 2.8%	CVS Caremark Corp.	338,352	12,092,700
	Costco Wholesale Corp.	99,924	5,641,709
	The Kroger Co.	147,141	3,036,990
	SUPERVALU, Inc.	51,210	771,223
	SYSCO Corp.	138,915	3,452,038
	Safeway, Inc.	100,310	1,978,113
	Walgreen Co.	231,844	8,687,195
	Wal-Mart Stores, Inc.	506,309	24,854,709
	Whole Foods Market, Inc. (a)(b)	33,082	1,008,670

			61,523,347

Food Products - 1.6%	Archer-Daniels-Midland Co.	151,118	4,415,668
	Campbell Soup Co.	48,762	1,590,616
	ConAgra Foods, Inc.	105,220	2,281,170
	Dean Foods Co. (b)	41,649	740,936

Master S&P 500 Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	General Mills, Inc.	76,260	$4,909,619
	H.J. Heinz Co.	74,007	2,941,778
	The Hershey Co.	40,146	1,560,074
	Hormel Foods Corp.	16,600	589,632
	The J.M. Smucker Co.	28,600	1,516,086
	Kellogg Co. (a)	59,486	2,928,496
	Kraft Foods, Inc.	345,751	9,082,879
	McCormick & Co., Inc.	30,848	1,046,981
	Sara Lee Corp.	167,705	1,868,234
	Tyson Foods, Inc., Class A	73,145	923,821

			36,395,990

Gas Utilities - 0.2%	EQT Corp.	31,700	1,350,420
	Nicor, Inc.	10,758	393,635
	Questar Corp.	41,996	1,577,370

			3,321,425

Health Care Equipment & Supplies - 2.0%	Baxter International, Inc.	141,477	8,065,604
	Becton Dickinson & Co.	55,724	3,886,749
	Boston Scientific Corp. (b)	354,413	3,753,234
	C.R. Bard, Inc.	23,306	1,832,085
	CareFusion Corp. (b)	43,858	956,104
	Dentsply International, Inc. (a)	36,100	1,246,894
	Hospira, Inc. (b)	37,727	1,682,624
	Intuitive Surgical, Inc. (a)(b)	8,910	2,336,648
	Medtronic, Inc.	262,557	9,662,098
	St. Jude Medical, Inc. (b)	81,515	3,179,900
	Stryker Corp.	63,839	2,900,206
	Varian Medical Systems, Inc. (b)	29,509	1,243,214
	Zimmer Holdings, Inc. (b)	50,610	2,705,105

			43,450,465

Health Care Providers & Services - 2.0%	Aetna, Inc.	104,911	2,919,673
	AmerisourceBergen Corp.	70,982	1,588,577
	Cardinal Health, Inc.	80,916	2,168,549
	Cigna Corp.	64,157	1,802,170
	Coventry Health Care, Inc. (b)	36,099	720,536
	DaVita, Inc. (b)	25,100	1,421,664
	Express Scripts, Inc. (b)	63,170	4,900,729
	Humana, Inc. (b)	39,884	1,487,673
	Laboratory Corp. of America Holdings (b)	24,323	1,598,021
	McKesson Corp.	63,891	3,804,709
	Medco Health Solutions, Inc. (b)	112,936	6,246,490
	Patterson Cos., Inc. (b)	22,166	604,024
	Quest Diagnostics, Inc.	35,342	1,844,499
	Tenet Healthcare Corp. (b)	98,585	579,680
	UnitedHealth Group, Inc.	275,445	6,897,143
	WellPoint, Inc. (b)	112,234	5,315,402

			43,899,539

Health Care Technology - 0.0%	IMS Health, Inc.	43,201	663,135

Hotels, Restaurants & Leisure - 1.5%	Carnival Corp.	104,385	3,473,933
	Darden Restaurants, Inc.	32,259	1,101,000
	International Game Technology	69,668	1,496,469
	Marriott International, Inc., Class A (a)	62,151	1,714,746
	McDonald’s Corp.	255,801	14,598,563

Master S&P 500 Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Starbucks Corp. (b)	169,091	$3,491,729
	Starwood Hotels & Resorts Worldwide, Inc.	43,611	1,440,471
	Wyndham Worldwide Corp.	46,185	753,739
	Wynn Resorts Ltd. (a)(b)	15,200	1,077,528
	Yum! Brands, Inc.	105,982	3,577,952

			32,726,130

Household Durables - 0.4%	Black & Decker Corp.	14,207	657,642
	D.R. Horton, Inc.	65,711	749,763
	Fortune Brands, Inc.	35,951	1,545,174
	Harman International Industries, Inc.	14,057	476,251
	KB Home (a)	17,791	295,509
	Leggett & Platt, Inc.	36,952	716,869
	Lennar Corp., Class A	33,791	481,522
	Newell Rubbermaid, Inc.	65,233	1,023,506
	Pulte Homes, Inc. (a)	79,475	873,430
	Snap-On, Inc.	13,679	475,482
	The Stanley Works	18,589	793,564
	Whirlpool Corp. (a)	17,397	1,217,094

			9,305,806

Household Products - 2.5%	Clorox Co.	32,737	1,925,590
	Colgate-Palmolive Co. (a)	117,584	8,969,308
	Kimberly-Clark Corp.	97,555	5,753,794
	The Procter & Gamble Co.	684,294	39,634,308

			56,283,000

IT Services - 1.1%	Affiliated Computer Services, Inc., Class A	23,638	1,280,470
	Automatic Data Processing, Inc. (a)	117,643	4,623,370
	Cognizant Technology Solutions Corp. (b)	68,702	2,656,019
	Computer Sciences Corp. (b)	36,651	1,931,874
	Convergys Corp. (b)	28,981	288,071
	Fidelity National Information Services, Inc.	45,064	1,149,583
	Fiserv, Inc. (b)	36,682	1,768,072
	MasterCard, Inc., Class A (a)	22,140	4,475,601
	Paychex, Inc.	75,579	2,195,570
	Total System Services, Inc.	46,700	752,337
	The Western Union Co.	168,453	3,187,131

			24,308,098

Independent Power Producers & Energy Traders - 0.2%	The AES Corp. (b)	156,763	2,323,228
	Constellation Energy Group, Inc.	47,249	1,529,450
	Dynegy, Inc., Class A (b)	131,251	334,690

			4,187,368

Industrial Conglomerates - 2.5%	3M Co.	163,685	12,079,953
	General Electric Co.	2,497,237	41,004,632
	Textron, Inc.	59,838	1,135,725

			54,220,310

Insurance - 2.6%	AON Corp.	65,131	2,650,180
	Aflac, Inc.	110,074	4,704,563
	The Allstate Corp.	127,900	3,916,298
	American International Group, Inc. (b)	31,679	1,397,361
	Assurant, Inc.	28,452	912,171
	Chubb Corp.	82,497	4,158,674
	Cincinnati Financial Corp.	38,462	999,627
	Genworth Financial, Inc., Class A	107,475	1,284,326

Master S&P 500 Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Hartford Financial Services Group, Inc.	90,424	$2,396,236
	Lincoln National Corp.	68,231	1,767,865
	Loews Corp.	86,170	2,951,323
	MBIA, Inc. (a)(b)	45,759	355,090
	Marsh & McLennan Cos., Inc.	122,860	3,038,328
	MetLife, Inc.	194,446	7,402,559
	Principal Financial Group, Inc.	73,998	2,026,805
	The Progressive Corp.	161,547	2,678,449
	Prudential Financial, Inc.	108,939	5,437,145
	Torchmark Corp.	20,120	873,812
	The Travelers Cos., Inc.	130,646	6,431,703
	UnumProvident Corp.	79,067	1,695,196
	XL Capital Ltd., Class A	80,535	1,406,141

			58,483,852

Internet & Catalog Retail - 0.4%	Amazon.com, Inc. (a)(b)	77,160	7,203,658
	Expedia, Inc. (b)	49,500	1,185,525

			8,389,183

Internet Software & Services - 1.9%	Akamai Technologies, Inc. (b)	40,700	800,976
	eBay, Inc. (b)	259,988	6,138,317
	Google, Inc., Class A (b)	56,399	27,965,444
	VeriSign, Inc. (b)	45,473	1,077,255
	Yahoo! Inc. (b)	275,540	4,907,367

			40,889,359

Leisure Equipment & Products - 0.1%	Eastman Kodak Co. (a)	63,827	305,093
	Hasbro, Inc.	29,504	818,736
	Mattel, Inc.	86,688	1,600,260

			2,724,089

Life Sciences Tools & Services - 0.4%	Life Technologies Corp. (b)	41,067	1,911,669
	Millipore Corp. (b)	13,483	948,259
	PerkinElmer, Inc.	27,961	537,970
	Thermo Fisher Scientific, Inc. (b)	97,866	4,273,808
	Waters Corp. (b)	23,369	1,305,392

			8,977,098

Machinery - 1.5%	Caterpillar, Inc. (a)	144,016	7,392,341
	Cummins, Inc.	47,562	2,131,253
	Danaher Corp.	59,051	3,975,313
	Deere & Co.	99,608	4,275,175
	Dover Corp.	44,387	1,720,440
	Eaton Corp.	38,923	2,202,653
	Flowserve Corp.	13,200	1,300,728
	Illinois Tool Works, Inc.	90,529	3,866,494
	PACCAR, Inc.	85,477	3,223,338
	Pall Corp.	27,975	903,033
	Parker Hannifin Corp.	37,768	1,957,893

			32,948,661

Media - 2.7%	CBS Corp. Class B	159,812	1,925,735
	Comcast Corp., Class A	672,766	11,363,018
	The DIRECTV Group, Inc. (a)(b)	109,368	3,016,369
	Gannett Co., Inc. (a)	54,125	677,104
	Interpublic Group of Cos., Inc. (b)	113,046	850,106
	The McGraw-Hill Cos., Inc.	74,001	1,860,385
	Meredith Corp. (a)	8,545	255,837

Master S&P 500 Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	The New York Times Co., Class A (a)	27,598	$224,096
	News Corp., Class A	533,693	6,398,979
	Omnicom Group Inc.	74,114	2,737,771
	Scripps Networks Interactive	21,400	790,730
	Time Warner Cable, Inc. (a)	83,997	3,619,431
	Time Warner, Inc.	280,098	8,061,220
	Viacom, Inc., Class B (b)	145,929	4,091,849
	Walt Disney Co.	437,040	12,001,118
	The Washington Post Co., Class B	1,422	665,610

			58,539,358

Metals & Mining - 0.9%	AK Steel Holding Corp.	22,800	449,844
	Alcoa, Inc.	223,328	2,930,063
	Allegheny Technologies, Inc.	23,013	805,225
	Freeport-McMoRan Copper & Gold, Inc., Class B	95,575	6,557,401
	Newmont Mining Corp.	112,377	4,946,836
	Nucor Corp.	71,831	3,376,775
	Titanium Metals Corp.	20,200	193,718
	United States Steel Corp. (a)	32,131	1,425,652

			20,685,514

Multi-Utilities - 1.3%	Ameren Corp.	54,762	1,384,383
	CMS Energy Corp.	55,531	744,115
	CenterPoint Energy, Inc.	86,058	1,069,701
	Consolidated Edison, Inc.	65,302	2,673,464
	DTE Energy Co.	38,553	1,354,752
	Dominion Resources, Inc.	139,318	4,806,471
	Integrys Energy Group, Inc.	19,070	684,422
	NiSource, Inc.	68,715	954,451
	PG&E Corp.	86,731	3,511,738
	Public Service Enterprise Group, Inc.	122,200	3,841,968
	SCANA Corp.	27,700	966,730
	Sempra Energy	58,838	2,930,721
	TECO Energy, Inc. (a)	53,216	749,281
	Wisconsin Energy Corp.	28,300	1,278,311
	Xcel Energy, Inc.	108,626	2,089,964

			29,040,472

Multiline Retail - 0.9%	Big Lots, Inc. (b)	19,682	492,444
	Family Dollar Stores, Inc.	33,033	872,071
	J.C. Penney Co., Inc.	53,854	1,817,573
	Kohl’s Corp. (b)	69,754	3,979,466
	Macy’s, Inc.	99,066	1,811,917
	Nordstrom, Inc.	37,632	1,149,281
	Sears Holdings Corp. (a)(b)	12,777	834,466
	Target Corp.	174,064	8,125,308

			19,082,526

Office Electronics - 0.1%	Xerox Corp.	205,361	1,589,494

Oil, Gas & Consumable Fuels - 9.7%	Anadarko Petroleum Corp.	113,187	7,100,221
	Apache Corp.	77,503	7,117,100
	Cabot Oil & Gas Corp., Class A	25,000	893,750
	Chesapeake Energy Corp.	147,161	4,179,372
	Chevron Corp.	470,129	33,111,185
	ConocoPhillips	347,605	15,697,842
	Consol Energy, Inc.	42,548	1,919,340

Master S&P 500 Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Denbury Resources, Inc. (b)	61,300	$927,469
	Devon Energy Corp.	104,064	7,006,629
	EOG Resources, Inc.	58,122	4,853,768
	El Paso Corp.	169,559	1,749,849
	Exxon Mobil Corp. (d)	1,128,227	77,407,654
	Hess Corp.	66,584	3,559,581
	Marathon Oil Corp.	166,558	5,313,200
	Massey Energy Co.	17,900	499,231
	Murphy Oil Corp.	45,559	2,622,832
	Noble Energy, Inc.	40,800	2,691,168
	Occidental Petroleum Corp.	190,019	14,897,490
	Peabody Energy Corp.	61,042	2,271,983
	Pioneer Natural Resources Co.	28,500	1,034,265
	Range Resources Corp.	36,900	1,821,384
	Southwestern Energy Co. (b)	78,800	3,363,184
	Spectra Energy Corp.	151,161	2,862,989
	Sunoco, Inc.	27,408	779,758
	Tesoro Corp.	32,500	486,850
	Valero Energy Corp.	128,560	2,492,778
	Williams Cos., Inc.	138,267	2,470,831
	XTO Energy, Inc.	133,303	5,508,080

			214,639,783

Paper & Forest Products - 0.2%	International Paper Co.	101,684	2,260,435
	MeadWestvaco Corp.	40,515	903,890
	Weyerhaeuser Co.	50,612	1,854,930

			5,019,255

Personal Products - 0.2%	Avon Products, Inc.	100,358	3,408,158
	The Estée Lauder Cos., Inc., Class A	27,632	1,024,595

			4,432,753

Pharmaceuticals - 6.9%	Abbott Laboratories	362,354	17,925,652
	Allergan, Inc.	73,708	4,183,666
	Bristol-Myers Squibb Co.	466,231	10,499,522
	Eli Lilly & Co.	237,156	7,833,263
	Forest Laboratories, Inc. (b)	72,874	2,145,411
	Johnson & Johnson	646,037	39,337,193
	King Pharmaceuticals, Inc. (b)	58,773	632,985
	Merck & Co., Inc. (a)	496,325	15,698,760
	Mylan, Inc. (a)(b)	71,643	1,147,004
	Pfizer, Inc.	1,588,330	26,286,862
	Schering-Plough Corp.	383,722	10,840,147
	Watson Pharmaceuticals, Inc. (a)	24,907	912,592
	Wyeth	313,834	15,246,056

			152,689,113

Professional Services - 0.2%	Dun & Bradstreet Corp.	13,100	986,692
	Equifax, Inc.	30,554	890,344
	Monster Worldwide, Inc. (a)	29,151	509,559
	Robert Half International, Inc.	37,492	938,050

			3,324,645

Real Estate Investment Trusts (REITs) - 1.2%	Apartment Investment & Management Co., Class A (a)	32,070	473,033
	AvalonBay Communities, Inc.	17,727	1,289,285
	Boston Properties, Inc.	32,546	2,133,390

Master S&P 500 Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Equity Residential	64,436	$1,978,185
	HCP, Inc.	67,800	1,948,572
	Health Care REIT, Inc.	26,200	1,090,444
	Host Marriott Corp.	141,095	1,660,688
	Kimco Realty Corp.	83,541	1,089,375
	Plum Creek Timber Co., Inc. (a)	37,030	1,134,599
	ProLogis (a)	104,064	1,240,443
	Public Storage	30,246	2,275,709
	Simon Property Group, Inc. (a)	65,821	4,569,952
	Ventas, Inc.	35,300	1,359,050
	Vornado Realty Trust (a)	36,283	2,336,988

			24,579,713

Real Estate Management & Development - 0.0%	CB Richard Ellis Group, Inc. (b)	50,891	597,460

Road & Rail - 0.9%	Burlington Northern Santa Fe Corp.	62,802	5,013,484
	CSX Corp.	90,210	3,776,191
	Norfolk Southern Corp.	85,302	3,677,369
	Ryder System, Inc.	14,047	548,676
	Union Pacific Corp.	117,610	6,862,544

			19,878,264

Semiconductors & Semiconductor Equipment - 2.5%	Advanced Micro Devices, Inc. (b)	133,482	755,508
	Altera Corp.	69,004	1,415,272
	Analog Devices, Inc.	68,598	1,891,933
	Applied Materials, Inc.	304,080	4,074,672
	Broadcom Corp., Class A (b)	99,764	3,061,757
	Intel Corp. (a)	1,314,653	25,727,759
	KLA-Tencor Corp.	37,666	1,350,703
	LSI Corp. (b)	152,975	839,833
	Linear Technology Corp.	52,369	1,446,955
	MEMC Electronic Materials, Inc. (b)	52,600	874,738
	Microchip Technology, Inc. (a)	43,100	1,142,150
	Micron Technology, Inc. (a)(b)	190,243	1,559,993
	National Semiconductor Corp.	48,934	698,288
	Novellus Systems, Inc. (b)	22,992	482,372
	Nvidia Corp. (b)	123,711	1,859,376
	Teradyne, Inc. (b)	40,261	372,414
	Texas Instruments, Inc.	297,312	7,043,321
	Xilinx, Inc.	60,226	1,410,493

			56,007,537

Software - 4.0%	Adobe Systems, Inc. (b)	123,276	4,073,039
	Autodesk, Inc. (b)	53,823	1,280,987
	BMC Software, Inc. (b)	43,589	1,635,895
	CA, Inc.	92,824	2,041,200
	Citrix Systems, Inc. (b)	42,598	1,671,120
	Compuware Corp. (b)	58,471	428,592
	Electronic Arts, Inc. (b)	72,882	1,388,402
	Intuit, Inc. (b)	76,096	2,168,736
	McAfee, Inc. (b)	36,600	1,602,714
	Microsoft Corp.	1,817,287	47,049,560
	Novell, Inc. (b)	82,031	369,960
	Oracle Corp.	915,619	19,081,500
	Red Hat, Inc. (b)	45,100	1,246,564

Master S&P 500 Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Salesforce.com, Inc. (b)	25,400	$1,446,022
	Symantec Corp. (b)	189,518	3,121,361

			88,605,652

Specialty Retail - 1.9%	Abercrombie & Fitch Co., Class A	20,582	676,736
	AutoNation, Inc. (a)(b)	25,713	464,891
	AutoZone, Inc. (b)	7,464	1,091,386
	Bed Bath & Beyond, Inc. (b)	59,166	2,221,092
	Best Buy Co., Inc.	77,957	2,924,947
	GameStop Corp., Class A (b)	38,700	1,024,389
	The Gap, Inc.	109,199	2,336,859
	Home Depot, Inc.	399,573	10,644,626
	Limited Brands, Inc.	65,543	1,113,576
	Lowe’s Cos., Inc.	345,589	7,236,634
	O’Reilly Automotive, Inc. (b)	31,900	1,152,866
	Office Depot, Inc. (b)	65,247	431,935
	RadioShack Corp.	29,529	489,296
	The Sherwin-Williams Co.	23,148	1,392,584
	Staples, Inc.	164,393	3,817,205
	TJX Cos., Inc.	96,972	3,602,510
	Tiffany & Co. (a)	29,163	1,123,650

			41,745,182

Textiles, Apparel & Luxury Goods - 0.5%	Coach, Inc.	74,708	2,459,387
	Nike, Inc., Class B (a)	89,155	5,768,329
	Polo Ralph Lauren Corp.	13,318	1,020,425
	VF Corp.	20,994	1,520,595

			10,768,736

Thrifts & Mortgage Finance - 0.1%	Hudson City Bancorp, Inc.	116,419	1,530,910
	People’s United Financial, Inc.	82,000	1,275,920

			2,806,830

Tobacco - 1.6%	Altria Group, Inc.	479,137	8,533,430
	Lorillard, Inc.	37,400	2,778,820
	Philip Morris International, Inc.	455,537	22,202,873
	Reynolds American, Inc.	40,062	1,783,516

			35,298,639

Trading Companies & Distributors - 0.1%	Fastenal Co. (a)	30,900	1,195,830
	W.W. Grainger, Inc.	14,692	1,312,877

			2,508,707

Wireless Telecommunication Services - 0.3%	American Tower Corp., Class A (b)	94,700	3,447,080
	MetroPCS Communications, Inc. (b)	61,000	570,960
	Sprint Nextel Corp. (b)	675,752	2,669,220

			6,687,260

	Total Long-Term Investments (Cost - $2,151,650,190) - 99.2%		2,188,810,637

	Short-Term Securities

	BlackRock Liquidity Funds, TempFund, 0.20% (c)(e)	17,174,113	17,174,113

Master S&P 500 Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Beneficial Interest (000)	Value

BlackRock Liquidity Series, LLC LLC Money Market Series, 0.29% (c)(e)(f)	$133,679	$133,678,675

Total Short-Term Securities (Cost - $150,852,788) - 6.8%		150,852,788

Total Investments (Cost - $2,302,502,978*) - 106.0%		2,339,663,425
Liabilities in Excess of Other Assets - (6.0)%		(132,430,735)

Net Assets - 100.0%		$2,207,232,690

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$2,302,502,978

Gross unrealized appreciation	$275,680,363
Gross unrealized depreciation	(238,519,916)

Net unrealized appreciation	$37,160,447

(a)	Security, or a portion of security, is on loan.

(b)	Non-income producing security.

(c)	Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost		Sales Cost		Realized Loss	Income

BlackRock Liquidity Funds, TempFund	$17,174,113	[1]	—		—	$37,874
BlackRock Liquidity Series, LLC Cash Sweep Series	—		$36,541,122	[2]	—	$27,674
BlackRock Liquidity Series, LLC Money Market Series	$104,823,030	[1]	—		—	$598,153
The PNC Financial Services Group, Inc.	$3,886,138		$2,514,444		$(2,281,957)	$90,608

[1]	Represents net purchase cost.

[2]	Represents net sale cost.

(d)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(e)	Represents the current yield as of report date.

(f)	Security was purchased with the cash proceeds from securities loans.

•	Financial futures contracts purchased as of September 30, 2009 were as follows:

Contracts	Issue	Expiration Date	Face Value	Unrealized Appreciation

52	S&P 500 Index	December 2009	$13,300,963	$386,737

•	Portfolio Abbreviations:

	ADR	American Depositary Receipts

Master S&P 500 Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)

•

For Series compliance purposes, the Series’ industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and other significant accounting policies, please refer to the Series’ most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of September 30, 2009 in determining the fair valuation of the Series’ investments:

Valuation Inputs	Investments in Securities

Assets

Level 1
Long-Term Investments[1]	$2,188,810,637
Short-Term Securities	17,174,113

Total Level 1	2,205,984,750

Level 2 - Short-Term Securities	133,678,675
Level 3	—

Total	$2,339,663,425

[1] See above Schedule of Investments for values in each industry.

Valuation Inputs	Other Financial Instruments [2]

Assets

Level 1	$386,737
Level 2	—
Level 3	—

Total	$386,737

[2] Other financial instruments are financial futures contracts, which are shown at the unrealized appreciation/depreciation on the instrument.

Item 2 – Controls and Procedures

2(a) –

The registrants’ principal executive and principal financial officers or persons performing similar functions have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock S&P 500 Index Fund of BlackRock Index Funds, Inc. and Master S&P 500 Index Series of Quantitative Master Series LLC

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer of
BlackRock S&P 500 Index Fund of BlackRock Index Funds, Inc. and Master S&P 500 Index Series of Quantitative Master Series LLC

Date: November 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock S&P 500 Index Fund of BlackRock Index Funds, Inc. and Master S&P 500 Index Series of Quantitative Master Series LLC

Date: November 20, 2009

By:	/s/ Neal J. Andrews

Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock S&P 500 Index Fund of BlackRock Index Funds, Inc. and Master S&P 500 Index Series of Quantitative Master Series LLC

Date: November 20, 2009